Consolidated Statements of Comprehensive Earnings - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Of Income And Comprehensive Income [Abstract]
Consolidated Net Earnings	$ 470,376	$ 713,385	$ 425,444
Defined benefit pension and postretirement plans:
Net loss arising during period, net of tax of $(7,640), $(2,625) and $(19,734), respectively	(22,877)	(8,052)	(31,620)
Amortization of prior service credit, net of tax of $(493), $(547) and $(617), respectively	(1,478)	(883)	(992)
Amortization of actuarial loss, net of tax of $3,156, $5,271 and $4,437, respectively	9,463	8,503	7,138
Amount recognized in net periodic pension cost due to settlement, net of tax of $734, $8 and $44 respectively	2,202	13	71
Amount recognized in net periodic pension cost due to special plan termination benefits, net of tax of $0, $0 and $293, respectively			471
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax	(12,690)	(419)	(24,932)
Foreign currency translation (loss) gain	(2,052)	1,140	(898)
Amortization of terminated value of forward starting interest rate swap agreements into interest expense, net of tax of $178, $571 and $541, respectively	280	872	826
Other Comprehensive Income (Loss), Net of Tax	(14,462)	1,593	(25,004)
Consolidated comprehensive earnings	455,914	714,978	400,440
Less: Comprehensive earnings attributable to noncontrolling interests	391	53	119
Comprehensive Earnings Attributable to Martin Marietta	$ 455,523	$ 714,925	$ 400,321